Share Capital - Disclosure of Detailed Information About Share Capital (Details) (Parenthetical) - shares	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	29,640,965	306,028	274,839